Operating segments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Information About Reportable Segments
(a)	Information about reportable segments:

Year ended March 31, 2018:

			Cardiovascular	Intersegment
	Nutraceutical	Cannabis	(i)	eliminations	Total

Revenue from external sales and royalties	$27,645,582	$—	$—	$—	$27,645,582
Gross margin	6,324,292	—	—	—	6,324,292

Research and development expenses	(895,944)	(3,566,223)	(9,675,625)	1,742,121	(12,395,671)
Research tax credits and grants	(1,836,071)	—	84,119	—	(1,751,952)
Selling, general and administrative expenses	(11,946,772)	—	(2,761,478)	—	(14,708,250)
Other income – net gain on sale of assets	23,702,312	—	—	—	23,702,312
Income (loss) from operating activities	15,347,817	(3,566,223)	(12,352,984)	1,742,121	1,170,731

Gain on loss of control of subsidiary	8,783,613	—	—	—	8,783,613

Finance income	188,828	—	38,637	—	227,465
Finance costs	(2,090,867)	—	(355,412)	—	(2,446,279)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	(225,348)	—	195,740	(6,739)	(36,347)
Income (loss) before income tax	22,004,043	(3,566,223)	(12,474,019)	1,735,382	7,699,183

Income tax recovery	1,640,200	—	—	—	1,640,200
Net income (loss)	23,644,243	(3,566,223)	(12,474,019)	1,735,382	9,339,383

Depreciation and amortization	(2,224,814)	(1,054,170)	(2,005,019)	1,742,121	(3,541,882)
Stock-based compensation	(1,371,382)	(251,763)	(660,611)	—	(2,283,756)
Reportable segment assets	51,057,311	40,953,903	6,585,740	—	98,596,954
Reportable segment liabilities	11,057,797	1,005,387	—	—	12,063,184

(i)	Results of operations for the period starting April 1st, 2017 until December 27, 2017.

Thirteen-month period ended March 31, 2017:

			Intersegment
	Nutraceutical	Cardiovascular	eliminations	Total

Revenue from external sales and royalties	$46,809,586	$7,797	$–	$46,817,383
Revenue from transactions to Cardiovascular segment	112,500	—	(112,500)	—
Gross margin	12,792,785	7,797	1,230	12,801,812

Research and development expenses	(1,774,038)	(7,991,232)	2,516,397	(7,248,873)
Research tax credits and grants	2,078,047	330,330	—	2,408,377
Selling, general and administrative expenses	(13,503,643)	(3,557,209)	—	(17,060,852)
Other income – royalty settlement	15,301,758	—	—	15,301,758
Income (loss) from operating activities	14,894,909	(11,210,314)	2,517,627	6,202,222

Finance income	31,180	124,509	(89,153)	66,536
Finance costs	(2,623,073)	(238,226)	89,153	(2,772,146)
Change in fair value of derivative assets and liabilities	(211,869)	(52,974)	1,708	(263,135)
Income (loss) before income tax	12,091,147	(11,377,005)	2,519,335	3,233,477

Income taxes (expense) recovery	(2,482,990)	129,362	—	(2,353,628)
Net income (loss)	9,608,157	(11,247,643)	2,519,335	879,849

Depreciation and amortization	(3,596,088)	(2,737,109)	2,516,397	(3,816,800)
Stock-based compensation	(1,340,324)	(674,578)	—	(2,014,902)
Reportable segment assets	98,163,888	25,454,825	(12,398,597)	111,220,116
Reportable segment liabilities	32,685,762	3,752,298	(18,182)	36,419,878

Summary of Revenue from Sales Based on Destination

The Corporation’s revenue from sales are attributed based on destination:

	2018	2017
	(12 months)	(13 months)

Canada	$11,494,565	$15,793,572
United States	11,581,085	23,795,544
Belgium	—	2,363,275
China	1,254,964	1,493,165
France	467,473	809,127
Uruguay	779,613	51,144
Other countries	590,769	1,428,534
	$26,168,469	$45,734,361